Stockholders’ Equity (Deficit) - Schedule of Stock Options Activity (Details) - Stock Option [Member]			6 Months Ended
	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Jun. 30, 2026 $ / shares shares
Schedule of Stock Options Activity [Line Items]
Stock Options, Outstanding beginning balance | shares		3,646,875
Weighted Average Exercise Price, Outstanding beginning balance (in Dollars per share) | $ / shares		$ 0.43
Weighted Average Life Remaining, Outstanding beginning balance		8 years 5 months 12 days	7 years 9 months 10 days
Stock Options, Issued | shares			200,000
Weighted Average Exercise Price, Issued | $ / shares			$ 3.99
Weighted Average Life Remaining, Issued			5
Stock Options, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Stock Options, Forfeited/Expired | shares
Weighted Average Exercise Price, Forfeited/Expired | $ / shares
Stock Options, Outstanding Ending balance | shares	3,846,875		3,846,875
Weighted Average Exercise Price, Outstanding ending balance (in Dollars per share) | $ / shares	$ 0.62		$ 0.62
Weighted Average Life Remaining, Outstanding ending balance		8 years 5 months 12 days	7 years 9 months 10 days
Stock Options, Vested | shares	3,688,535	2,746,875
Weighted Average Exercise Price, Vested | $ / shares	$ 0.47	$ 0.43	$ 0.47
Weighted Average Life Remaining, Vested	7 years 11 months 1 day	8 years 5 months 12 days